International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 8.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust, :Series 2022-DNA1, Class M2, 7.847%, (30-day SOFR Average + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,840,570
Government National Mortgage Association, :Series 2023-115, Class AL, 6.00%, 8/20/53	1,000	1,031,988
Total Collateralized Mortgage Obligations (identified cost $2,701,202)		$ 2,872,558

Foreign Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.8%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	1,906,340	$ 276,585
Total Foreign Corporate Bonds (identified cost $195,789)			$ 276,585

Sovereign Government Bonds — 64.5%
Security	Principal Amount (000's omitted)		Value
China — 2.5%
China Government Bonds:
2.67%, 11/25/33	CNY	3,000	$ 433,418
3.00%, 10/15/53	CNY	2,500	389,793
			$ 823,211
Colombia — 2.2%
Titulos De Tesoreria B:
2.25%, 4/18/29	COP	374,510	$ 80,951
3.00%, 3/25/33	COP	666,629	136,967
3.75%, 2/25/37	COP	1,839,970	375,393
4.75%, 4/4/35	COP	554,650	126,738
			$ 720,049
Czech Republic — 5.1%
Czech Republic Government Bonds:
4.50%, 11/11/32	CZK	12,330	$ 554,055
4.90%, 4/14/34	CZK	24,620	1,142,247
			$ 1,696,302
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 7.2%
Dominican Republic Bonds:
8.00%, 1/15/27(3)	DOP	3,970	$ 62,384
8.00%, 2/12/27(3)	DOP	20,150	317,029
10.75%, 6/1/36(1)	DOP	43,350	750,513
11.25%, 9/15/35(1)	DOP	8,000	142,414
12.00%, 8/8/25(1)	DOP	10,500	179,158
13.00%, 6/10/34(3)	DOP	25,400	504,635
13.625%, 2/3/33(1)	DOP	8,000	159,443
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	14,291
13.00%, 12/5/25(1)	DOP	8,440	144,570
13.00%, 1/30/26(1)	DOP	6,240	107,127
			$ 2,381,564
Germany — 4.7%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	1,500	$ 1,564,368
			$ 1,564,368
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	9,881	$ 30,476
			$ 30,476
Iceland — 7.3%
Republic of Iceland:
4.50%, 2/17/42	ISK	184,453	$ 1,047,813
5.00%, 11/15/28	ISK	3,916	25,587
7.00%, 9/17/35	ISK	15,871	116,291
8.00%, 6/12/25	ISK	172,866	1,236,803
			$ 2,426,494
Indonesia — 7.7%
Indonesia Treasury Bonds:
6.125%, 5/15/28	IDR	1,053,000	$ 63,551
6.625%, 2/15/34	IDR	10,506,000	633,290
7.125%, 6/15/42	IDR	1,472,000	90,740
7.125%, 6/15/43	IDR	27,958,000	1,731,384
7.375%, 5/15/48	IDR	529,000	33,356
			$ 2,552,321
Mexico — 0.3%
Mexican Bonos, 4.50%, 11/22/35	MXN	2,377	$ 120,325
			$ 120,325

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
New Zealand — 2.5%
New Zealand Government Bonds:
2.75%, 4/15/37(3)(4)	NZD	990	$ 488,019
5.00%, 5/15/54(4)	NZD	540	331,543
			$ 819,562
Paraguay — 1.5%
Paraguay Government Bonds, 7.90%, 2/9/31(1)	PYG	3,577,000	$ 491,058
			$ 491,058
Peru — 4.2%
Peru Government Bonds:
5.40%, 8/12/34	PEN	1,560	$ 372,308
6.714%, 2/12/55	PEN	1,820	455,309
7.60%, 8/12/39(1)(3)	PEN	2,043	559,755
			$ 1,387,372
Philippines — 1.7%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	34,000	$ 556,164
			$ 556,164
Serbia — 6.7%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	54,700	$ 484,172
7.00%, 10/26/31	RSD	171,410	1,756,443
			$ 2,240,615
South Africa — 5.3%
Republic of South Africa Government Bonds, 8.875%, 2/28/35	ZAR	36,460	$ 1,751,982
			$ 1,751,982
South Korea — 1.6%
Korea Treasury Bonds, 4.00%, 12/10/31	KRW	692,140	$ 533,698
			$ 533,698
Turkey — 0.4%
Turkiye Government Bonds, 50.00% (TLREF), 5/17/28(2)	TRY	4,631	$ 138,988
			$ 138,988
Ukraine — 0.4%
Ukraine Government Bonds:
9.79%, 5/26/27	UAH	5,312	$ 88,390
15.84%, 2/26/25	UAH	110	2,004
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
Ukraine Government Bonds: (continued)
17.80%, 10/15/25	UAH	1,515	$ 28,506
19.19%, 9/30/26	UAH	682	13,329
			$ 132,229
Uruguay — 3.1%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	6,744	$ 165,674
3.875%, 7/2/40(5)	UYU	10,268	267,943
9.75%, 7/20/33	UYU	23,408	586,063
			$ 1,019,680
Total Sovereign Government Bonds (identified cost $21,793,409)			$21,386,458

U.S. Government Agency Mortgage-Backed Securities — 11.1%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, with maturity at 2052	$895	$ 882,575
5.267%, (COF + 1.793%), with maturity at 2035(6)	82	80,298
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(7)	2,700	2,705,063
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,666,372)		$ 3,667,936

Short-Term Investments — 16.6%
Affiliated Fund — 6.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(8)	2,127,071	$ 2,127,071
Total Affiliated Fund (identified cost $2,127,071)		$ 2,127,071

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 10.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/22/24(9)	$1,300	$ 1,296,003
0.00%, 9/19/24(9)	2,100	2,085,016
Total U.S. Treasury Obligations (identified cost $3,381,126)		$ 3,381,019
Total Short-Term Investments (identified cost $5,508,197)		$ 5,508,090

Total Purchased Options — 0.1% (identified cost $18,395)	$ 11,712
Total Investments — 101.8% (identified cost $33,883,364)	$33,723,339
Total Written Options and Swaptions — (0.0)%(10) (premiums received $11,788)	$ (1)
Other Assets, Less Liabilities — (1.8)%	$ (581,662)
Net Assets — 100.0%	$33,141,676
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $4,374,608 or 13.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $3,510,481 or 10.6% of the Portfolio's net assets.
(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2024.
(7)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(10)	Amount is less than (0.05)%.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	$ 5,827
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	3,178
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	2,707
Total							$11,712

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 8/9/34 to pay SOFR and receive 4.14%	Citibank, N.A.	USD	(1,150,000)	8/7/24	$(1)
Total					$(1)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	1,783,000	USD	314,795	8/2/24	$ 437
USD	330,739	BRL	1,783,000	8/2/24	15,507
BRL	77,000	USD	14,136	9/4/24	(567)
BRL	300,000	USD	54,177	9/4/24	(1,310)
BRL	277,000	USD	50,854	9/4/24	(2,041)
BRL	900,000	USD	162,530	9/4/24	(3,931)
USD	123,734	BRL	692,774	9/4/24	1,653
USD	313,742	BRL	1,783,000	9/4/24	(460)
COP	626,940,000	USD	149,165	9/18/24	4,581
COP	788,750,000	USD	192,540	9/18/24	887
COP	671,900,000	USD	164,158	9/18/24	613
COP	250,100,000	USD	61,194	9/18/24	138
COP	559,900,000	USD	137,906	9/18/24	(601)
EUR	8,940,651	USD	9,672,123	9/18/24	25,139
EUR	67,274	USD	72,778	9/18/24	189
INR	14,900,000	USD	177,982	9/18/24	(272)
INR	104,335,983	USD	1,245,327	9/18/24	(928)
INR	85,100,000	USD	1,016,484	9/18/24	(1,509)
PEN	899,000	USD	234,237	9/18/24	6,219
PEN	754,000	USD	196,662	9/18/24	5,011
PEN	1,190,000	USD	314,973	9/18/24	3,316
PEN	106,083	USD	28,078	9/18/24	296
PHP	157,000	USD	2,687	9/18/24	1
TWD	6,700,000	USD	206,599	9/18/24	(782)
TWD	2,300,000	USD	71,537	9/18/24	(884)
TWD	9,000,000	USD	277,452	9/18/24	(982)
TWD	2,500,000	USD	77,828	9/18/24	(1,031)
TWD	2,700,000	USD	84,125	9/18/24	(1,184)
TWD	3,000,000	USD	93,371	9/18/24	(1,214)
TWD	3,100,000	USD	96,480	9/18/24	(1,251)
TWD	2,700,000	USD	84,211	9/18/24	(1,269)
TWD	2,900,000	USD	90,369	9/18/24	(1,285)
TWD	5,400,000	USD	167,957	9/18/24	(2,075)
TWD	5,800,000	USD	180,562	9/18/24	(2,392)

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	6,300,000	USD	196,292	9/18/24	$ (2,763)
TWD	7,000,000	USD	217,866	9/18/24	(2,834)
TWD	6,200,000	USD	193,372	9/18/24	(2,915)
TWD	6,600,000	USD	205,668	9/18/24	(2,923)
TWD	7,310,000	USD	227,506	9/18/24	(2,951)
USD	19,400	COP	77,600,000	9/18/24	370
USD	44,155	COP	179,900,000	9/18/24	38
USD	178,615	COP	740,000,000	9/18/24	(2,857)
USD	193,821	COP	803,000,000	9/18/24	(3,100)
USD	410,352	COP	1,724,710,000	9/18/24	(12,602)
USD	445,721	COP	1,873,363,446	9/18/24	(13,688)
USD	5,110	EUR	4,740	9/18/24	(30)
USD	21,252	EUR	19,644	9/18/24	(55)
USD	171,011	EUR	158,078	9/18/24	(444)
USD	239,378	EUR	221,274	9/18/24	(622)
USD	587,470	EUR	543,041	9/18/24	(1,527)
USD	833,965	EUR	770,895	9/18/24	(2,168)
USD	839,207	EUR	775,740	9/18/24	(2,181)
USD	1,259,769	EUR	1,164,497	9/18/24	(3,274)
USD	1,761,233	EUR	1,628,037	9/18/24	(4,578)
USD	2,215,231	EUR	2,047,700	9/18/24	(5,758)
USD	2,455,114	EUR	2,269,442	9/18/24	(6,381)
USD	116,822	IDR	1,906,000,000	9/18/24	(364)
USD	234,118	IDR	3,814,479,312	9/18/24	(407)
USD	201,542	IDR	3,286,310,981	9/18/24	(509)
USD	292,728	IDR	4,770,000,000	9/18/24	(545)
USD	253,217	IDR	4,132,000,000	9/18/24	(829)
USD	199,339	IDR	3,255,800,000	9/18/24	(837)
USD	256,248	IDR	4,183,000,000	9/18/24	(934)
USD	256,186	IDR	4,183,000,000	9/18/24	(997)
USD	843,270	IDR	13,750,184,263	9/18/24	(2,130)
USD	560,625	INR	47,000,000	9/18/24	64
USD	405,496	INR	34,000,000	9/18/24	(17)
USD	942,181	INR	79,000,000	9/18/24	(39)
USD	528,697	INR	44,335,983	9/18/24	(91)
USD	386,615	PEN	1,435,000	9/18/24	2,796
USD	53,014	PEN	200,000	9/18/24	(480)
USD	42,014	PEN	160,367	9/18/24	(879)
USD	183,760	PEN	690,801	9/18/24	(1,008)
USD	82,873	PEN	316,242	9/18/24	(1,713)
USD	170,850	PEN	652,167	9/18/24	(3,585)
USD	176,875	PEN	675,000	9/18/24	(3,667)
USD	703,793	PEN	2,659,000	9/18/24	(7,410)
USD	607,742	PEN	2,300,000	9/18/24	(7,439)

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	239,400	PHP	14,000,000	9/18/24	$ (303)
USD	85,200	PHP	5,000,000	9/18/24	(408)
USD	256,399	PHP	15,000,000	9/18/24	(426)
USD	93,649	PHP	5,500,000	9/18/24	(520)
USD	119,313	PHP	7,000,000	9/18/24	(538)
USD	136,412	PHP	8,000,000	9/18/24	(562)
USD	256,242	PHP	15,000,000	9/18/24	(583)
USD	170,526	PHP	10,000,000	9/18/24	(690)
USD	221,521	PHP	13,000,000	9/18/24	(1,060)
USD	284,123	PHP	16,660,000	9/18/24	(1,123)
USD	272,716	PHP	16,000,000	9/18/24	(1,230)
USD	226,460	PHP	13,300,000	9/18/24	(1,258)
USD	323,978	PHP	19,000,000	9/18/24	(1,334)
USD	392,210	PHP	23,000,000	9/18/24	(1,588)
KRW	248,000,000	USD	180,815	9/19/24	550
KRW	55,600,000	USD	40,258	9/19/24	403
KRW	249,000,000	USD	181,707	9/19/24	390
KRW	356,292,018	USD	260,263	9/19/24	298
KRW	197,000,000	USD	143,972	9/19/24	96
CLP	157,600,000	USD	170,814	9/23/24	(3,549)
USD	170,814	CLP	157,600,000	9/23/24	3,549
BRL	322,000	USD	58,298	10/2/24	(1,735)
BRL	1,323,000	USD	239,526	10/2/24	(7,130)
					$(84,995)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	715,105	USD	778,112	Australia and New Zealand Banking Group Limited	8/9/24	$ —	$ (3,942)
HUF	10,968,717	EUR	27,425	Barclays Bank PLC	8/12/24	421	—
HUF	11,031,283	EUR	27,850	Barclays Bank PLC	8/12/24	133	—
ISK	30,000,000	EUR	197,174	Citibank, N.A.	8/14/24	3,106	—
EUR	501,967	HUF	197,722,184	JPMorgan Chase Bank, N.A.	8/22/24	1,065	—
EUR	1,388,627	HUF	548,897,417	JPMorgan Chase Bank, N.A.	8/22/24	—	(2,336)
HUF	113,638,376	EUR	290,661	Bank of America, N.A.	8/22/24	—	(2,953)
HUF	78,721,591	EUR	200,670	Barclays Bank PLC	8/22/24	—	(1,307)
HUF	117,188,522	EUR	299,347	Barclays Bank PLC	8/22/24	—	(2,619)
HUF	76,942,298	EUR	196,321	Goldman Sachs International	8/22/24	—	(1,481)
HUF	75,905,535	EUR	193,880	JPMorgan Chase Bank, N.A.	8/22/24	—	(1,681)
HUF	25,885,211	EUR	65,560	UBS AG	8/22/24	29	—

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	142,556	HUF	56,584,209	Citibank, N.A.	8/30/24	$ —	$ (786)
EUR	114,433	HUF	45,267,389	JPMorgan Chase Bank, N.A.	8/30/24	—	(209)
EUR	142,307	HUF	56,584,227	UBS AG	8/30/24	—	(1,056)
HUF	141,035,177	EUR	355,319	Citibank, N.A.	8/30/24	1,960	—
HUF	112,828,129	EUR	285,222	JPMorgan Chase Bank, N.A.	8/30/24	521	—
HUF	141,035,165	EUR	354,698	UBS AG	8/30/24	2,633	—
PLN	1,520,000	EUR	352,869	Citibank, N.A.	9/5/24	844	—
CZK	9,650,000	EUR	388,565	Citibank, N.A.	9/6/24	—	(9,910)
AUD	1,000,000	USD	668,061	BNP Paribas	9/18/24	—	(13,330)
AUD	1,274,932	USD	849,724	Citibank, N.A.	9/18/24	—	(14,987)
CAD	46,000	USD	33,465	State Street Bank and Trust Company	9/18/24	—	(102)
CAD	100,000	USD	72,759	State Street Bank and Trust Company	9/18/24	—	(229)
CAD	100,000	USD	72,769	State Street Bank and Trust Company	9/18/24	—	(239)
CAD	179,000	USD	130,224	State Street Bank and Trust Company	9/18/24	—	(395)
CAD	200,000	USD	145,517	State Street Bank and Trust Company	9/18/24	—	(457)
CAD	100,000	USD	73,194	State Street Bank and Trust Company	9/18/24	—	(664)
CAD	400,000	USD	291,074	State Street Bank and Trust Company	9/18/24	—	(954)
CAD	500,000	USD	365,971	State Street Bank and Trust Company	9/18/24	—	(3,321)
CAD	44,000	USD	32,036	UBS AG	9/18/24	—	(122)
CAD	69,000	USD	50,231	UBS AG	9/18/24	—	(186)
CAD	170,000	USD	123,774	UBS AG	9/18/24	—	(473)
CAD	271,000	USD	197,285	UBS AG	9/18/24	—	(729)
CZK	1,562,778	EUR	63,051	Goldman Sachs International	9/18/24	—	(1,752)
CZK	800,000	EUR	32,330	JPMorgan Chase Bank, N.A.	9/18/24	—	(955)
EUR	1,669,663	CZK	41,315,805	JPMorgan Chase Bank, N.A.	9/18/24	49,310	—
EUR	70,399	PLN	303,198	JPMorgan Chase Bank, N.A.	9/18/24	—	(96)
GBP	1,240,000	USD	1,584,095	BNP Paribas	9/18/24	10,659	—
ILS	2,300,000	USD	612,653	Citibank, N.A.	9/18/24	—	(2,344)
ILS	2,348,657	USD	626,643	Goldman Sachs International	9/18/24	—	(3,423)
ILS	2,334,310	USD	624,531	Goldman Sachs International	9/18/24	—	(5,118)
ILS	2,217,033	USD	588,775	JPMorgan Chase Bank, N.A.	9/18/24	—	(482)
ISK	19,485,340	EUR	128,404	Citibank, N.A.	9/18/24	932	—
ISK	7,514,660	EUR	49,618	Citibank, N.A.	9/18/24	253	—
JPY	640,849,895	USD	4,137,090	Citibank, N.A.	9/18/24	170,616	—
JPY	38,670,000	USD	249,639	Citibank, N.A.	9/18/24	10,295	—
JPY	17,382,502	USD	113,053	Citibank, N.A.	9/18/24	3,790	—
MXN	100,000	USD	5,622	Standard Chartered Bank	9/18/24	—	(293)
MXN	700,000	USD	39,352	Standard Chartered Bank	9/18/24	—	(2,053)
MXN	1,000,000	USD	56,006	Standard Chartered Bank	9/18/24	—	(2,721)
MXN	6,000,000	USD	336,034	Standard Chartered Bank	9/18/24	—	(16,325)
MXN	6,400,000	USD	359,790	Standard Chartered Bank	9/18/24	—	(18,767)
MYR	726,000	USD	157,946	Credit Agricole Corporate and Investment Bank	9/18/24	902	—
MYR	652,000	USD	142,063	Goldman Sachs International	9/18/24	594	—
MYR	821,000	USD	179,062	Goldman Sachs International	9/18/24	572	—

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NZD	123,149	USD	75,991	Bank of America, N.A.	9/18/24	$ —	$ (2,695)
PEN	582,597	USD	151,830	Standard Chartered Bank	9/18/24	3,997	—
PEN	5,403	USD	1,408	Standard Chartered Bank	9/18/24	37	—
PLN	303,198	EUR	70,036	Barclays Bank PLC	9/18/24	490	—
SEK	3,887,000	EUR	342,810	UBS AG	9/18/24	—	(7,989)
SGD	1,040,000	USD	772,675	BNP Paribas	9/18/24	7,164	—
SGD	1,465,000	USD	1,087,769	State Street Bank and Trust Company	9/18/24	10,755	—
THB	19,011,000	USD	519,005	Standard Chartered Bank	9/18/24	16,335	—
THB	15,749,000	USD	430,010	Standard Chartered Bank	9/18/24	13,474	—
USD	625,893	ILS	2,346,786	Bank of America, N.A.	9/18/24	3,170	—
USD	699,268	ILS	2,620,016	Barclays Bank PLC	9/18/24	4,042	—
USD	306,433	ILS	1,151,300	Citibank, N.A.	9/18/24	934	—
USD	306,433	ILS	1,152,250	Citibank, N.A.	9/18/24	682	—
USD	612,866	ILS	2,312,957	Citibank, N.A.	9/18/24	—	(881)
USD	625,842	ILS	2,347,410	Standard Chartered Bank	9/18/24	2,954	—
USD	501,593	ILS	1,885,788	UBS AG	9/18/24	1,196	—
USD	124,767	MXN	2,224,000	Bank of America, N.A.	9/18/24	6,262	—
USD	176,097	MXN	3,300,000	Goldman Sachs International	9/18/24	257	—
USD	4,092	MXN	75,000	Goldman Sachs International	9/18/24	96	—
USD	437,766	MXN	8,222,345	UBS AG	9/18/24	—	(360)
USD	172,340	MYR	810,000	Credit Agricole Corporate and Investment Bank	9/18/24	—	(4,887)
USD	164,144	MYR	770,000	Goldman Sachs International	9/18/24	—	(4,331)
USD	1,626,072	NZD	2,635,162	Bank of America, N.A.	9/18/24	57,662	—
USD	197,461	NZD	320,000	Bank of America, N.A.	9/18/24	7,002	—
USD	7,595	NZD	12,309	Bank of America, N.A.	9/18/24	269	—
USD	62,702	PEN	239,224	Standard Chartered Bank	9/18/24	—	(1,283)
USD	138,945	SGD	187,000	Citibank, N.A.	9/18/24	—	(1,276)
USD	250,415	SGD	337,000	Standard Chartered Bank	9/18/24	—	(2,282)
USD	958,545	THB	35,040,000	Standard Chartered Bank	9/18/24	—	(28,164)
USD	13,541	ZAR	257,234	Bank of America, N.A.	9/18/24	—	(532)
USD	1,533,738	ZAR	29,136,723	Bank of America, N.A.	9/18/24	—	(60,250)
USD	846,680	ZAR	15,694,889	Barclays Bank PLC	9/18/24	—	(11,944)
USD	35,745	ZAR	666,552	Standard Chartered Bank	9/18/24	—	(720)
USD	829,801	ZAR	15,396,601	Standard Chartered Bank	9/18/24	—	(12,503)
USD	466,341	ZAR	8,499,523	UBS AG	9/18/24	1,356	—
USD	22,458	ZAR	409,318	UBS AG	9/18/24	65	—
ZAR	18,825,548	USD	991,491	Barclays Bank PLC	9/18/24	38,401	—
ZAR	2,926,674	USD	161,536	Barclays Bank PLC	9/18/24	—	(1,426)
ZAR	2,426,709	USD	133,152	Citibank, N.A.	9/18/24	—	(394)
ZAR	2,435,630	USD	133,606	Standard Chartered Bank	9/18/24	—	(359)
ZAR	11,688,237	USD	645,491	UBS AG	9/18/24	—	(6,061)
USD	138,567	CNH	1,000,000	BNP Paribas	9/19/24	—	(359)
USD	1,108,532	CNH	8,000,000	BNP Paribas	9/19/24	—	(2,868)
USD	138,759	CNH	1,000,000	Citibank, N.A.	9/19/24	—	(166)

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	416,276	CNH	3,000,000	Citibank, N.A.	9/19/24	$ —	$ (499)
USD	51,400	CNH	371,000	HSBC Bank USA, N.A.	9/19/24	—	(141)
USD	229,045	CNH	1,653,216	HSBC Bank USA, N.A.	9/19/24	—	(628)
USD	1,323,353	CNH	9,551,800	HSBC Bank USA, N.A.	9/19/24	—	(3,631)
USD	138,546	CNH	1,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(379)
USD	277,092	CNH	2,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(759)
USD	1,524,004	CNH	11,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(4,172)
TRY	5,059,000	USD	138,127	Standard Chartered Bank	9/20/24	6,496	—
TRY	4,078,000	USD	111,209	Standard Chartered Bank	9/20/24	5,369	—
TRY	1,633,974	USD	44,916	Standard Chartered Bank	9/20/24	1,795	—
TRY	1,633,974	USD	44,931	Standard Chartered Bank	9/20/24	1,780	—
USD	209,733	TRY	7,345,948	Standard Chartered Bank	9/20/24	—	(267)
USD	131,770	TRY	5,059,000	Standard Chartered Bank	9/20/24	—	(12,853)
TRY	7,751,584	USD	196,591	Standard Chartered Bank	9/23/24	24,297	—
TRY	7,256,976	USD	185,317	Standard Chartered Bank	9/23/24	21,476	—
TRY	1,375,000	USD	37,027	Standard Chartered Bank	9/23/24	2,154	—
USD	206,514	TRY	7,256,976	Standard Chartered Bank	9/23/24	—	(279)
USD	106,514	TRY	3,750,378	Standard Chartered Bank	9/23/24	—	(356)
USD	104,964	TRY	3,698,922	Standard Chartered Bank	9/23/24	—	(440)
USD	35,860	TRY	1,375,000	Standard Chartered Bank	9/23/24	—	(3,322)
USD	128,273	UYU	5,222,000	HSBC Bank USA, N.A.	10/10/24	—	(549)
TRY	7,598,673	USD	188,267	Standard Chartered Bank	10/17/24	22,896	—
TRY	7,593,543	USD	188,240	Standard Chartered Bank	10/17/24	22,780	—
EUR	207,946	PLN	895,042	Barclays Bank PLC	10/21/24	329	—
EUR	204,410	PLN	879,840	Citibank, N.A.	10/21/24	319	—
PLN	1,774,882	EUR	403,933	Bank of America, N.A.	10/21/24	8,502	—
MYR	376,000	USD	82,015	Goldman Sachs International	11/4/24	450	—
MYR	1,085,000	USD	236,744	State Street Bank and Trust Company	11/4/24	1,220	—
TRY	16,492,000	USD	418,391	Standard Chartered Bank	11/8/24	29,583	—
TRY	16,160,856	USD	411,064	Standard Chartered Bank	11/8/24	27,915	—
TRY	2,691,434	USD	69,012	Standard Chartered Bank	11/8/24	4,096	—
TRY	2,691,434	USD	69,012	Standard Chartered Bank	11/8/24	4,096	—
TRY	2,410,127	USD	62,504	Standard Chartered Bank	11/8/24	2,963	—
USD	144,214	TRY	5,390,764	Standard Chartered Bank	11/8/24	—	(2,216)
USD	210,673	TRY	7,864,387	Standard Chartered Bank	11/8/24	—	(2,949)
USD	68,424	TRY	2,649,214	Standard Chartered Bank	11/8/24	—	(3,537)
USD	107,136	TRY	4,138,703	Standard Chartered Bank	11/8/24	—	(5,284)
USD	142,848	TRY	5,512,415	Standard Chartered Bank	11/8/24	—	(6,886)
USD	178,560	TRY	6,895,695	Standard Chartered Bank	11/8/24	—	(8,748)
USD	249,984	TRY	9,673,973	Standard Chartered Bank	11/8/24	—	(12,791)
USD	296,058	HKD	2,300,000	BNP Paribas	12/9/24	673	—
USD	823,904	HKD	6,400,000	Deutsche Bank AG	12/9/24	1,963	—
TRY	17,570,092	USD	451,387	Standard Chartered Bank	12/16/24	6,618	—
USD	174,010	TRY	7,700,000	Standard Chartered Bank	12/16/24	—	(26,708)

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	10,353,528	USD	263,484	Standard Chartered Bank	12/20/24	$ 5,263	$ —
TRY	10,352,764	USD	263,565	Standard Chartered Bank	12/20/24	5,162	—
USD	55,442	TRY	2,165,927	Standard Chartered Bank	12/20/24	—	(779)
USD	272,107	TRY	10,595,313	Standard Chartered Bank	12/20/24	—	(2,916)
TRY	8,197,382	USD	193,908	Standard Chartered Bank	1/6/25	15,116	—
USD	208,424	TRY	8,197,382	Standard Chartered Bank	1/6/25	—	(600)
TRY	7,050,000	USD	164,146	Standard Chartered Bank	1/15/25	13,957	—
TRY	10,356,125	USD	236,017	Standard Chartered Bank	1/29/25	21,892	—
TRY	6,375,000	USD	146,786	Standard Chartered Bank	1/29/25	11,978	—
USD	280,045	TRY	11,259,297	Standard Chartered Bank	1/29/25	—	(357)
TRY	5,436,380	USD	125,611	Standard Chartered Bank	2/10/25	8,142	—
TRY	2,674,368	USD	62,431	Standard Chartered Bank	2/10/25	3,367	—
USD	199,918	TRY	8,110,748	Standard Chartered Bank	2/10/25	368	—
TRY	4,988,791	USD	118,514	Standard Chartered Bank	2/24/25	2,515	—
USD	120,516	TRY	4,988,791	Standard Chartered Bank	2/24/25	—	(513)
EGP	80,175,000	USD	1,500,000	Bank of America, N.A.	4/3/25	14,468	—
USD	868,178	EGP	45,970,000	JPMorgan Chase Bank, N.A.	4/3/25	—	(174)
EGP	74,325,000	USD	1,384,078	ICBC Standard Bank plc	4/15/25	14,305	—
						$749,538	$(373,260)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	4	Long	9/6/24	$ 578,917	$ 17,495
U.S. 5-Year Treasury Note	87	Long	9/30/24	9,386,484	175,444
Euro-Bobl	(1)	Short	9/6/24	(127,175)	(2,392)
Euro-BTP	(10)	Short	9/6/24	(1,287,444)	(30,844)
Japan 10-Year Bond	(1)	Short	9/12/24	(952,705)	1,202
U.S. 10-Year Treasury Note	(6)	Short	9/19/24	(670,875)	(16,869)
U.S. Ultra-Long Treasury Bond	(1)	Short	9/19/24	(127,969)	(3,996)
					$140,040

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 30,686
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	30,686
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	20,430
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	31,082
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(22,197)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(33,296)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(33,417)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(36,743)
EUR	110	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	8,957
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(35,679)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(12,929)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	17,010
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	8,339
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	14,622
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	2,394
							$(10,055)

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	500	Pays	6-month AUD Bank Bill (pays semi-annually)	4.48% (pays semi-annually)	6/21/25	$ 20	$ —	$ 20
CLP	284,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	7,543	—	7,543
CLP	194,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	5,071	—	5,071
CLP	94,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	1,551	—	1,551
CLP	232,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	3,538	—	3,538
CLP	126,628	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	1,825	—	1,825
CLP	233,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	3,162	—	3,162
CLP	116,372	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	1,287	—	1,287
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	11,709	—	11,709
CNY	8,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	23,577	—	23,577
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	11,823	—	11,823
CNY	2,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	6,902	—	6,902
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	15,746	—	15,746
CNY	2,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.00% (pays quarterly)	6/18/29	2,646	—	2,646
CNY	2,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.00% (pays quarterly)	6/18/29	3,870	—	3,870
CNY	2,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.01% (pays quarterly)	6/18/29	2,870	—	2,870
COP	1,967,800	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.83% (pays quarterly)	9/18/29	1,676	—	1,676
CZK	10,500	Pays	6-month CZK PRIBOR (pays semi-annually)	3.39% (pays annually)	9/18/29	2,814	—	2,814
CZK	11,170	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	36,944	—	36,944

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	9,530	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	$ 32,851	$ —	$ 32,851
EUR	4,100	Pays	6-month EURIBOR (pays semi-annually)	3.60% (pays annually)	6/21/25	7,167	—	7,167
EUR	1,695	Pays	6-month EURIBOR (pays semi-annually)	3.14% (pays annually)	9/20/28	59,653	—	59,653
EUR	2,065	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	9/20/28	79,403	—	79,403
EUR	500	Pays	6-month EURIBOR (pays semi-annually)	2.96% (pays annually)	9/20/43	35,070	—	35,070
EUR	625	Pays	6-month EURIBOR (pays semi-annually)	3.00% (pays annually)	9/20/43	48,454	—	48,454
GBP	101	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	2,889	—	2,889
GBP	540	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	8,690	—	8,690
GBP	540	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	8,997	—	8,997
GBP	199	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	4,608	—	4,608
GBP	100	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	3,452	—	3,452
GBP	1,853	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(7,802)	—	(7,802)
GBP	850	Pays	1-day Sterling Overnight Index Average (pays annually)	4.20% (pays annually)	6/21/33	42,611	—	42,611
HUF	82,786	Pays	6-month HUF BUBOR (pays semi-annually)	5.66% (pays annually)	9/18/29	1,307	—	1,307
HUF	81,814	Pays	6-month HUF BUBOR (pays semi-annually)	5.76% (pays annually)	9/18/29	2,222	—	2,222
INR	83,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	3,860	—	3,860
INR	83,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	4,186	—	4,186
INR	41,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	2,254	—	2,254
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	2,462	—	2,462
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	2,623	—	2,623
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	2,669	—	2,669
INR	30,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	1,971	—	1,971
INR	41,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	2,941	—	2,941

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	41,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	$ 3,113	$ —	$ 3,113
INR	19,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	309	—	309
INR	18,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	364	—	364
INR	20,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	380	—	380
INR	30,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	593	—	593
JPY	51,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	2,568	—	2,568
JPY	89,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	3,669	—	3,669
JPY	28,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	6,327	—	6,327
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	(428)	—	(428)
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	43	—	43
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	43	—	43
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	39	—	39
JPY	87,200	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	2,737	—	2,737
JPY	42,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.91% (pays annually)	6/19/34	1,936	—	1,936
JPY	35,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.05% (pays annually)	6/19/34	(1,432)	—	(1,432)
JPY	24,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	3,835	—	3,835
KRW	742,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	2,930	—	2,930
KRW	809,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	3,194	—	3,194
KRW	779,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	3,577	—	3,577

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	290,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.05% (pays quarterly)	9/18/34	$ 1,667	$ —	$ 1,667
PLN	1,900	Pays	6-month PLN WIBOR (pays semi-annually)	4.81% (pays annually)	9/18/29	3,211	—	3,211
THB	7,870	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	1,822	—	1,822
THB	9,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	2,115	—	2,115
THB	9,400	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	2,238	—	2,238
THB	8,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	1,937	—	1,937
TWD	7,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	5,428	—	5,428
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	7,054	—	7,054
TWD	10,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	6,486	—	6,486
TWD	23,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	14,867	—	14,867
TWD	8,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	4,801	—	4,801
TWD	32,700	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	19,163	—	19,163
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	5,663	—	5,663
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	5,593	—	5,593
TWD	24,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	5,278	—	5,278
TWD	5,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(1,449)	—	(1,449)
TWD	22,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(3,071)	—	(3,071)
TWD	22,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(3,314)	—	(3,314)
USD	850	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(2,117)	—	(2,117)
USD	1,050	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(2,566)	—	(2,566)
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(56,649)	—	(56,649)
USD	1,265	Pays	SOFR (pays annually)	3.80% (pays annually)	11/28/33	(2,221)	—	(2,221)
Total						$546,845	$ —	$546,845

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	4,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$(5,305)
Goldman Sachs International	MYR	2,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	6/19/29	3,818
JPMorgan Chase Bank, N.A.	MYR	2,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(2,846)
JPMorgan Chase Bank, N.A.	MYR	2,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(3,152)
JPMorgan Chase Bank, N.A.	MYR	1,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	6/19/29	3,280
Nomura International PLC	MYR	4,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	(4,531)
Standard Chartered Bank	MYR	2,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(2,652)
Standard Chartered Bank	MYR	1,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.69% (pays quarterly)	6/19/29	1,990
Total							$(9,398)
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	455	Return on PEN 1,706,980 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	8/8/24	$1,300
						$1,300

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$4,445
BNP Paribas	Colombia Overnight Interbank Reference Rate + 1.26% on COP 22,111,516,375 (Notional Amount) (pays quarterly) plus USD 5,576,675*	SOFR on USD 5,576,675 (pays quarterly) plus USD equivalent of Notional Amount*	6/13/25/ 6/13/26	(19,734)
Goldman Sachs International	Colombia Overnight Interbank Reference Rate + 1.34% on COP 11,971,271,000 (Notional Amount) (pays quarterly) plus USD 3,107,000*	SOFR on USD 3,107,000 (pays quarterly) plus USD equivalent of Notional Amount*	5/30/25/ 5/30/26	63
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 8,421,053 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	(985)
				$(16,211)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro

GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar

THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
ZAR	– South African Rand

At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	5/14/24	On Demand(1)	5.55%	NZD	785,786	$473,211
JPMorgan Chase Bank, N.A.	5/15/24	On Demand(1)	5.55	NZD	535,004	322,138
Total						$795,349
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2024, the remaining contractual maturity of open reverse repurchase agreements was overnight and continuous. At July 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $819,562.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2024.

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,127,071, which represents 6.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$803,076	$30,474,518	$(29,150,523)	$ —	$ —	$2,127,071	$64,264	2,127,071
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 2,872,558	$ —	$ 2,872,558
Foreign Corporate Bonds	—	276,585	—	276,585
Sovereign Government Bonds	—	21,386,458	—	21,386,458
U.S. Government Agency Mortgage-Backed Securities	—	3,667,936	—	3,667,936
Short-Term Investments:
Affiliated Fund	2,127,071	—	—	2,127,071
U.S. Treasury Obligations	—	3,381,019	—	3,381,019
Purchased Currency Options	—	11,712	—	11,712
Total Investments	$2,127,071	$31,596,268	$ —	$33,723,339
Forward Foreign Currency Exchange Contracts	$ —	$ 822,079	$ —	$ 822,079
Futures Contracts	194,141	—	—	194,141
Swap Contracts	—	806,996	—	806,996
Total	$2,321,212	$33,225,343	$ —	$35,546,555
Liability Description
Written Interest Rate Swaptions	$ —	$ (1)	$ —	$ (1)
Forward Foreign Currency Exchange Contracts	—	(530,796)	—	(530,796)
Futures Contracts	(54,101)	—	—	(54,101)

International Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (294,515)	$ —	$ (294,515)
Total	$ (54,101)	$ (825,312)	$ —	$ (879,413)
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.